Related party transactions - Key management personnel compensation (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Related party transactions
Consulting fees		$ 45,118		$ 91,591
Salaries	$ 403,000	219,374	$ 754,000	443,083
Director fees	83,167	78,024	158,864	182,739
Stock-based compensation	1,322,045	997,388	1,882,364	2,826,346
Key management personnel compensation	$ 1,808,212	$ 1,339,904	$ 2,795,228	$ 3,543,759